INVESTMENTS IN ASSOCIATES (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)
Falcão MS SPE S.A., [Member]
Statement [Line Items]
Payment to acquire investments accounted for equity method in associates	$ 49,985	$ 9,664